Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Inventories Table [Abstract]
Schedule of Inventories
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Robots in warehouse	$4,976,219	$5,553,859
Robots in transit	46,950	-
Security equipment	415,036	494,793
Impairment provision for inventories	(3,801,960)	(942,882)
Inventories	$1,636,245	$5,105,770